Shareholder Report, Holdings (Details) - C000222147	Jul. 31, 2024
Cognex8127345
Holdings [Line Items]
Percent of Total Investments	3.70%
Regeneron Pharmaceuticals8127385
Holdings [Line Items]
Percent of Total Investments	3.60%
Shell PLC8127465
Holdings [Line Items]
Percent of Total Investments	3.40%
ABB8127441
Holdings [Line Items]
Percent of Total Investments	3.30%
Cadence Design Systems8127342
Holdings [Line Items]
Percent of Total Investments	3.10%
Amazon.com8127322
Holdings [Line Items]
Percent of Total Investments	3.00%
Franco-Nevada8127360
Holdings [Line Items]
Percent of Total Investments	3.00%
Goldman Sachs Group8127363
Holdings [Line Items]
Percent of Total Investments	2.80%
NVIDIA8127383
Holdings [Line Items]
Percent of Total Investments	2.70%
American Electric Power8127324
Holdings [Line Items]
Percent of Total Investments	2.50%
Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Japan
Holdings [Line Items]
Percent of Net Asset Value	7.40%
United States
Holdings [Line Items]
Percent of Net Asset Value	55.80%